Net investment income (Details) - Insurance Solutions - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net Investment Income [Line Items]
Investment income	$ 17,437	$ 19,625	$ 51,904	$ 57,750	$ 77,834	$ 71,111
Investment expense	(445)	(212)	(3,283)	(1,937)	(3,196)	(1,423)
Net investment income	21,121	23,801	60,484	69,272	92,790	87,764
Consolidated Entity, Excluding Consolidated VIE
Net Investment Income [Line Items]
Net investment income	16,992	19,413	48,621	55,813	74,638	69,688
Variable Interest Entity, Primary Beneficiary
Net Investment Income [Line Items]
Investment income	4,276	4,526	12,385	13,939	18,767	18,696
Investment expense	(147)	(138)	(522)	(480)	(615)	(620)
Net investment income	4,129	4,388	11,863	13,459	18,152	18,076
Debt securities
Net Investment Income [Line Items]
Investment income	11,014	12,645	33,618	37,203	54,253	45,634
Corporate loans
Net Investment Income [Line Items]
Investment income	1,707	3,901	10,622	10,222	8,985	8,567
Derivative
Net Investment Income [Line Items]
Investment income	1,873	0	(1,044)	0
Mortgage loans
Net Investment Income [Line Items]
Investment income	2,320	1,845	7,054	6,257	9,091	11,734
Equity securities
Net Investment Income [Line Items]
Investment income	142	294	536	1,573	1,765	1,220
Financial Instrument, Other [Member]
Net Investment Income [Line Items]
Investment income	$ 381	$ 940	$ 1,118	$ 2,495	$ 3,740	$ 3,956